Investment (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Short-term investments
Trading securities investments	$ 11,341,097
Held-to-maturity investments	16,846,309	49,035,610
Total short-term investments	28,187,406	49,035,610
Long-term investments
Held-to-maturity investments	10,480,964
Other long-term investments	3,197,218	3,106,692
Total long-term investments	13,678,182	3,106,692
Total investments	$ 41,865,588	$ 52,142,302